Event after the Reporting Period	12 Months Ended
Dec. 31, 2022
Events After Reporting Period [Abstract]
Event after the Reporting Period	Event after the Reporting Period Dividends On February 22, 2023, the Company declared a dividend of $0.195 per share, payable on April 17, 2023, to shareholders of record on March 31, 2023.